Portfolio of Investments
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 10.8%
Diversified Telecommunication Services 1.4%
AT&T, Inc.	331,396	10,031,357
Lumen Technologies, Inc.	45,873	612,404
Verizon Communications, Inc.	192,293	11,181,838
Total		21,825,599
Entertainment 2.1%
Activision Blizzard, Inc.	36,005	3,348,465
Electronic Arts, Inc.	13,363	1,808,949
Live Nation Entertainment, Inc.(a)	6,666	564,277
Netflix, Inc.(a)	20,585	10,738,371
Take-Two Interactive Software, Inc.(a)	5,354	946,052
Walt Disney Co. (The)(a)	84,356	15,565,369
Total		32,971,483
Interactive Media & Services 5.8%
Alphabet, Inc., Class A(a)	13,975	28,823,717
Alphabet, Inc., Class C(a)	13,392	27,703,093
Facebook, Inc., Class A(a)	111,771	32,919,913
Twitter, Inc.(a)	37,092	2,360,164
Total		91,806,887
Media 1.3%
Charter Communications, Inc., Class A(a)	6,572	4,055,055
Comcast Corp., Class A	212,415	11,493,776
Discovery, Inc., Class A(a)	7,553	328,253
Discovery, Inc., Class C(a)	13,462	496,613
DISH Network Corp., Class A(a)	11,500	416,300
Fox Corp., Class A	15,532	560,861
Fox Corp., Class B	7,141	249,435
Interpublic Group of Companies, Inc. (The)	18,156	530,155
News Corp., Class A	18,178	462,267
News Corp., Class B	5,658	132,737
Omnicom Group, Inc.	9,987	740,536
ViacomCBS, Inc., Class B	27,301	1,231,275
Total		20,697,263
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc.(a)	27,145	3,400,997
Total Communication Services		170,702,229
Consumer Discretionary 12.3%
Auto Components 0.1%
Aptiv PLC(a)	12,549	1,730,507
BorgWarner, Inc.	11,102	514,689
Total		2,245,196
Automobiles 1.9%
Ford Motor Co.(a)	181,592	2,224,502
General Motors Co.(a)	58,920	3,385,543
Tesla Motors, Inc.(a)	35,679	23,831,075
Total		29,441,120
Distributors 0.1%
Genuine Parts Co.	6,715	776,187
LKQ Corp.(a)	12,963	548,724
Pool Corp.	1,869	645,253
Total		1,970,164
Hotels, Restaurants & Leisure 1.8%
Caesars Entertainment, Inc.(a)	9,680	846,516
Carnival Corp.(a)	37,075	983,970
Chipotle Mexican Grill, Inc.(a)	1,312	1,864,116
Darden Restaurants, Inc.	6,061	860,662
Domino’s Pizza, Inc.	1,804	663,493
Hilton Worldwide Holdings, Inc.(a)	12,895	1,559,263
Las Vegas Sands Corp.(a)	15,259	927,137
Marriott International, Inc., Class A(a)	12,360	1,830,640
McDonald’s Corp.	34,644	7,765,106
MGM Resorts International	19,084	725,001
Norwegian Cruise Line Holdings Ltd.(a)	16,881	465,747
Penn National Gaming, Inc.(a)	6,910	724,444
Royal Caribbean Cruises Ltd.(a)	10,170	870,654
Starbucks Corp.	54,704	5,977,506
Wynn Resorts Ltd.(a)	4,885	612,432
Yum! Brands, Inc.	13,942	1,508,246
Total		28,184,933
Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.4%
D.R. Horton, Inc.	15,375	1,370,220
Garmin Ltd.	6,943	915,434
Leggett & Platt, Inc.	6,178	282,026
Lennar Corp., Class A	12,756	1,291,290
Mohawk Industries, Inc.(a)	2,744	527,699
Newell Brands, Inc.	17,558	470,203
NVR, Inc.(a)	163	767,882
PulteGroup, Inc.	12,359	648,106
Whirlpool Corp.	2,921	643,642
Total		6,916,502
Internet & Direct Marketing Retail 4.5%
Amazon.com, Inc.(a)	19,892	61,547,439
Booking Holdings, Inc.(a)	1,906	4,440,675
eBay, Inc.	30,033	1,839,221
Etsy, Inc.(a)	5,859	1,181,585
Expedia Group, Inc.(a)	6,428	1,106,387
Total		70,115,307
Leisure Products 0.0%
Hasbro, Inc.	5,932	570,184
Multiline Retail 0.5%
Dollar General Corp.	11,384	2,306,626
Dollar Tree, Inc.(a)	10,928	1,250,819
Target Corp.	23,270	4,609,089
Total		8,166,534
Specialty Retail 2.3%
Advance Auto Parts, Inc.	3,049	559,461
AutoZone, Inc.(a)	1,029	1,445,025
Best Buy Co., Inc.	10,708	1,229,385
CarMax, Inc.(a)	7,548	1,001,318
Gap, Inc. (The)(a)	9,556	284,578
Home Depot, Inc. (The)	50,024	15,269,826
L Brands, Inc.(a)	10,854	671,428
Lowe’s Companies, Inc.	33,967	6,459,844
O’Reilly Automotive, Inc.(a)	3,262	1,654,650
Ross Stores, Inc.	16,542	1,983,551
TJX Companies, Inc. (The)	55,788	3,690,376
Common Stocks (continued)
Issuer	Shares	Value ($)
Tractor Supply Co.	5,403	956,763
Ulta Beauty, Inc.(a)	2,623	810,953
Total		36,017,158
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	16,204	318,733
NIKE, Inc., Class B	59,080	7,851,141
PVH Corp.(a)	3,299	348,704
Ralph Lauren Corp.(a)	2,245	276,494
Tapestry, Inc.(a)	12,913	532,145
Under Armour, Inc., Class A(a)	8,766	194,255
Under Armour, Inc., Class C(a)	9,059	167,229
VF Corp.	14,926	1,192,886
Total		10,881,587
Total Consumer Discretionary		194,508,685
Consumer Staples 6.1%
Beverages 1.5%
Brown-Forman Corp., Class B	8,486	585,280
Coca-Cola Co. (The)	180,216	9,499,185
Constellation Brands, Inc., Class A	7,900	1,801,200
Molson Coors Beverage Co., Class B(a)	8,748	447,460
Monster Beverage Corp.(a)	17,182	1,565,108
PepsiCo, Inc.	64,108	9,068,077
Total		22,966,310
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	20,569	7,250,161
Kroger Co. (The)	35,374	1,273,110
Sysco Corp.	23,720	1,867,713
Walgreens Boots Alliance, Inc.	33,325	1,829,543
Walmart, Inc.	64,423	8,750,576
Total		20,971,103
Food Products 1.0%
Archer-Daniels-Midland Co.	25,949	1,479,093
Campbell Soup Co.	9,427	473,895
ConAgra Foods, Inc.	22,700	853,520
General Mills, Inc.	28,415	1,742,408
Hershey Co. (The)	6,807	1,076,595
Hormel Foods Corp.	13,049	623,481
JM Smucker Co. (The)	5,091	644,164

2	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kellogg Co.	11,830	748,839
Kraft Heinz Co. (The)	30,123	1,204,920
Lamb Weston Holdings, Inc.	6,802	527,019
McCormick & Co., Inc.	11,566	1,031,225
Mondelez International, Inc., Class A	65,622	3,840,856
Tyson Foods, Inc., Class A	13,691	1,017,241
Total		15,263,256
Household Products 1.4%
Church & Dwight Co., Inc.	11,385	994,480
Clorox Co. (The)	5,847	1,127,769
Colgate-Palmolive Co.	39,430	3,108,267
Kimberly-Clark Corp.	15,703	2,183,502
Procter & Gamble Co. (The)	114,422	15,496,171
Total		22,910,189
Personal Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	10,675	3,104,824
Tobacco 0.7%
Altria Group, Inc.	86,367	4,418,536
Philip Morris International, Inc.	72,361	6,421,315
Total		10,839,851
Total Consumer Staples		96,055,533
Energy 2.8%
Energy Equipment & Services 0.2%
Baker Hughes Co.	33,874	732,017
Halliburton Co.	41,289	886,062
NOV, Inc.(a)	18,043	247,550
Schlumberger NV	64,977	1,766,725
Total		3,632,354
Oil, Gas & Consumable Fuels 2.6%
APA Corp.	17,561	314,342
Cabot Oil & Gas Corp.	18,563	348,613
Chevron Corp.	89,519	9,380,696
ConocoPhillips Co.	62,952	3,334,567
Devon Energy Corp.	27,519	601,290
Diamondback Energy, Inc.	8,403	617,537
EOG Resources, Inc.	27,115	1,966,651
Exxon Mobil Corp.	196,718	10,982,766
Hess Corp.	12,692	898,086
Common Stocks (continued)
Issuer	Shares	Value ($)
HollyFrontier Corp.	6,948	248,599
Kinder Morgan, Inc.	90,464	1,506,226
Marathon Oil Corp.	36,685	391,796
Marathon Petroleum Corp.	30,267	1,618,982
Occidental Petroleum Corp.	38,962	1,037,168
ONEOK, Inc.	20,676	1,047,446
Phillips 66	20,302	1,655,425
Pioneer Natural Resources Co.	9,562	1,518,637
Valero Energy Corp.	18,982	1,359,111
Williams Companies, Inc. (The)	56,401	1,336,140
Total		40,164,078
Total Energy		43,796,432
Financials 11.2%
Banks 4.4%
Bank of America Corp.	353,021	13,658,383
Citigroup, Inc.	96,992	7,056,168
Citizens Financial Group, Inc.	19,750	871,963
Comerica, Inc.	6,464	463,727
Fifth Third Bancorp	33,042	1,237,423
First Republic Bank	8,177	1,363,515
Huntington Bancshares, Inc.	47,274	743,147
JPMorgan Chase & Co.	141,800	21,586,214
KeyCorp	45,023	899,560
M&T Bank Corp.	5,982	906,931
People’s United Financial, Inc.	19,777	354,008
PNC Financial Services Group, Inc. (The)	19,703	3,456,103
Regions Financial Corp.	44,637	922,200
SVB Financial Group(a)	2,508	1,238,099
Truist Financial Corp.	62,603	3,651,007
U.S. Bancorp	63,522	3,513,402
Wells Fargo & Co.	192,105	7,505,542
Zions Bancorp	7,635	419,620
Total		69,847,012
Capital Markets 2.9%
Ameriprise Financial, Inc.(b)	5,422	1,260,344
Bank of New York Mellon Corp. (The)	37,489	1,772,855
BlackRock, Inc.	6,592	4,970,104
Cboe Global Markets, Inc.	4,979	491,378
Charles Schwab Corp. (The)	69,536	4,532,356

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
CME Group, Inc.	16,680	3,406,556
Franklin Resources, Inc.	12,684	375,446
Goldman Sachs Group, Inc. (The)	15,986	5,227,422
Intercontinental Exchange, Inc.	26,097	2,914,513
Invesco Ltd.	17,493	441,173
MarketAxess Holdings, Inc.	1,767	879,825
Moody’s Corp.	7,478	2,233,006
Morgan Stanley	69,731	5,415,309
MSCI, Inc.	3,839	1,609,616
Nasdaq, Inc.	5,365	791,123
Northern Trust Corp.	9,678	1,017,255
Raymond James Financial, Inc.	5,693	697,734
S&P Global, Inc.	11,180	3,945,087
State Street Corp.	16,342	1,372,891
T. Rowe Price Group, Inc.	10,590	1,817,244
Total		45,171,237
Consumer Finance 0.6%
American Express Co.	30,320	4,288,461
Capital One Financial Corp.	21,341	2,715,215
Discover Financial Services	14,247	1,353,323
Synchrony Financial	25,233	1,025,974
Total		9,382,973
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc., Class B(a)	88,599	22,634,387
Insurance 1.9%
Aflac, Inc.	29,759	1,523,066
Allstate Corp. (The)	14,074	1,617,103
American International Group, Inc.	40,183	1,856,856
Aon PLC, Class A	10,502	2,416,615
Arthur J Gallagher & Co.	9,002	1,123,179
Assurant, Inc.	2,691	381,503
Chubb Ltd.	20,921	3,304,890
Cincinnati Financial Corp.	6,965	718,022
Everest Re Group Ltd.	1,860	460,927
Globe Life, Inc.	4,412	426,332
Hartford Financial Services Group, Inc. (The)	16,610	1,109,382
Lincoln National Corp.	8,386	522,196
Loews Corp.	10,546	540,799
Common Stocks (continued)
Issuer	Shares	Value ($)
Marsh & McLennan Companies, Inc.	23,619	2,876,794
MetLife, Inc.	34,928	2,123,273
Principal Financial Group, Inc.	11,783	706,509
Progressive Corp. (The)	27,219	2,602,409
Prudential Financial, Inc.	18,443	1,680,157
Travelers Companies, Inc. (The)	11,721	1,762,838
Unum Group	9,470	263,550
Willis Towers Watson PLC	5,990	1,370,991
WR Berkley Corp.	6,514	490,830
Total		29,878,221
Total Financials		176,913,830
Health Care 12.9%
Biotechnology 1.8%
AbbVie, Inc.	82,060	8,880,533
Alexion Pharmaceuticals, Inc.(a)	10,217	1,562,281
Amgen, Inc.	26,839	6,677,812
Biogen, Inc.(a)	7,083	1,981,469
Gilead Sciences, Inc.	58,390	3,773,746
Incyte Corp.(a)	8,685	705,830
Regeneron Pharmaceuticals, Inc.(a)	4,891	2,314,128
Vertex Pharmaceuticals, Inc.(a)	12,084	2,596,731
Total		28,492,530
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	82,321	9,865,349
ABIOMED, Inc.(a)	2,104	670,608
Align Technology, Inc.(a)	3,350	1,814,126
Baxter International, Inc.	23,468	1,979,291
Becton Dickinson and Co.	13,501	3,282,768
Boston Scientific Corp.(a)	65,854	2,545,257
Cooper Companies, Inc. (The)	2,283	876,878
Danaher Corp.	29,450	6,628,606
Dentsply Sirona, Inc.	10,183	649,777
DexCom, Inc.(a)	4,470	1,606,473
Edwards Lifesciences Corp.(a)	29,021	2,427,316
Hologic, Inc.(a)	11,973	890,552
IDEXX Laboratories, Inc.(a)	3,971	1,943,050
Intuitive Surgical, Inc.(a)	5,472	4,043,480
Medtronic PLC	62,645	7,400,254
ResMed, Inc.	6,766	1,312,739

4	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
STERIS PLC	3,962	754,682
Stryker Corp.	15,209	3,704,608
Teleflex, Inc.	2,168	900,717
Varian Medical Systems, Inc.(a)	4,272	754,136
West Pharmaceutical Services, Inc.	3,441	969,605
Zimmer Biomet Holdings, Inc.	9,659	1,546,213
Total		56,566,485
Health Care Providers & Services 2.7%
AmerisourceBergen Corp.	6,845	808,189
Anthem, Inc.	11,377	4,083,774
Cardinal Health, Inc.	13,648	829,116
Centene Corp.(a)	27,029	1,727,423
Cigna Corp.	16,346	3,951,482
CVS Health Corp.	60,938	4,584,366
DaVita, Inc.(a)	3,351	361,137
HCA Healthcare, Inc.	12,316	2,319,596
Henry Schein, Inc.(a)	6,616	458,092
Humana, Inc.	5,990	2,511,308
Laboratory Corp. of America Holdings(a)	4,534	1,156,306
McKesson Corp.	7,384	1,440,175
Quest Diagnostics, Inc.	6,203	796,093
UnitedHealth Group, Inc.	43,926	16,343,547
Universal Health Services, Inc., Class B	3,618	482,605
Total		41,853,209
Health Care Technology 0.1%
Cerner Corp.	14,231	1,022,924
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	14,154	1,799,540
Bio-Rad Laboratories, Inc., Class A(a)	1,002	572,312
Illumina, Inc.(a)	6,776	2,602,390
IQVIA Holdings, Inc.(a)	8,885	1,716,049
Mettler-Toledo International, Inc.(a)	1,088	1,257,391
PerkinElmer, Inc.	5,212	668,647
Thermo Fisher Scientific, Inc.	18,299	8,351,298
Waters Corp.(a)	2,888	820,683
Total		17,788,310
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	104,108	6,572,338
Catalent, Inc.(a)	7,906	832,581
Eli Lilly and Co.	36,968	6,906,362
Johnson & Johnson	122,151	20,075,517
Merck & Co., Inc.	117,580	9,064,242
Perrigo Co. PLC	6,183	250,226
Pfizer, Inc.	259,176	9,389,946
Viatris, Inc.(a)	56,088	783,549
Zoetis, Inc.	22,083	3,477,631
Total		57,352,392
Total Health Care		203,075,850
Industrials 8.8%
Aerospace & Defense 1.7%
Boeing Co. (The)(a)	25,491	6,493,068
General Dynamics Corp.	10,770	1,955,401
Howmet Aerospace, Inc.(a)	18,135	582,678
Huntington Ingalls Industries, Inc.	1,875	385,969
L3Harris Technologies, Inc.	9,550	1,935,594
Lockheed Martin Corp.	11,451	4,231,144
Northrop Grumman Corp.	7,207	2,332,473
Raytheon Technologies Corp.	70,604	5,455,571
Teledyne Technologies, Inc.(a)	1,717	710,237
Textron, Inc.	10,544	591,308
TransDigm Group, Inc.(a)	2,544	1,495,668
Total		26,169,111
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	6,218	593,384
Expeditors International of Washington, Inc.	7,869	847,413
FedEx Corp.	11,335	3,219,593
United Parcel Service, Inc., Class B	33,432	5,683,106
Total		10,343,496

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.3%
Alaska Air Group, Inc.(a)	5,776	399,757
American Airlines Group, Inc.(a)	29,721	710,332
Delta Air Lines, Inc.(a)	29,656	1,431,792
Southwest Airlines Co.(a)	27,446	1,675,853
United Airlines Holdings, Inc.(a)	14,803	851,764
Total		5,069,498
Building Products 0.5%
Allegion PLC	4,214	529,363
AO Smith Corp.	6,294	425,537
Carrier Global Corp.	37,973	1,603,220
Fortune Brands Home & Security, Inc.	6,447	617,752
Johnson Controls International PLC	33,467	1,996,976
Masco Corp.	11,951	715,865
Trane Technologies PLC	11,077	1,833,908
Total		7,722,621
Commercial Services & Supplies 0.4%
Cintas Corp.	4,101	1,399,712
Copart, Inc.(a)	9,663	1,049,498
Republic Services, Inc.	9,782	971,842
Rollins, Inc.	10,288	354,113
Waste Management, Inc.	18,088	2,333,714
Total		6,108,879
Construction & Engineering 0.0%
Quanta Services, Inc.	6,434	566,063
Electrical Equipment 0.6%
AMETEK, Inc.	10,709	1,367,861
Eaton Corp. PLC	18,494	2,557,350
Emerson Electric Co.	27,878	2,515,153
Generac Holdings, Inc.(a)	2,920	956,154
Rockwell Automation, Inc.	5,398	1,432,845
Total		8,829,363
Industrial Conglomerates 1.2%
3M Co.	26,910	5,185,019
General Electric Co.	407,430	5,349,556
Honeywell International, Inc.	32,323	7,016,354
Roper Technologies, Inc.	4,872	1,965,072
Total		19,516,001
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.8%
Caterpillar, Inc.	25,338	5,875,122
Cummins, Inc.	6,880	1,782,677
Deere & Co.	14,567	5,450,097
Dover Corp.	6,678	915,754
Fortive Corp.	15,706	1,109,472
IDEX Corp.	3,524	737,644
Illinois Tool Works, Inc.	13,388	2,965,710
Ingersoll Rand, Inc.(a)	17,323	852,465
Otis Worldwide Corp.	18,945	1,296,785
PACCAR, Inc.	16,126	1,498,428
Parker-Hannifin Corp.	5,995	1,891,003
Pentair PLC	7,713	480,674
Snap-On, Inc.	2,514	580,080
Stanley Black & Decker, Inc.	7,478	1,493,132
Westinghouse Air Brake Technologies Corp.	8,248	652,912
Xylem, Inc.	8,380	881,408
Total		28,463,363
Professional Services 0.4%
Equifax, Inc.	5,662	1,025,558
IHS Markit Ltd.	17,319	1,676,133
Jacobs Engineering Group, Inc.	6,044	781,308
Leidos Holdings, Inc.	6,197	596,647
Nielsen Holdings PLC	16,628	418,194
Robert Half International, Inc.	5,256	410,336
Verisk Analytics, Inc.	7,568	1,337,190
Total		6,245,366
Road & Rail 1.0%
CSX Corp.	35,429	3,416,064
JB Hunt Transport Services, Inc.	3,876	651,439
Kansas City Southern	4,217	1,112,951
Norfolk Southern Corp.	11,703	3,142,490
Old Dominion Freight Line, Inc.	4,459	1,071,988
Union Pacific Corp.	31,128	6,860,922
Total		16,255,854

6	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.2%
Fastenal Co.	26,684	1,341,671
United Rentals, Inc.(a)	3,358	1,105,823
W.W. Grainger, Inc.	2,048	821,105
Total		3,268,599
Total Industrials		138,558,214
Information Technology 26.4%
Communications Equipment 0.9%
Arista Networks, Inc.(a)	2,556	771,631
Cisco Systems, Inc.	196,182	10,144,571
F5 Networks, Inc.(a)	2,868	598,322
Juniper Networks, Inc.	15,249	386,257
Motorola Solutions, Inc.	7,851	1,476,381
Total		13,377,162
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A	27,840	1,836,605
CDW Corp.	6,556	1,086,657
Corning, Inc.	35,704	1,553,481
FLIR Systems, Inc.	6,095	344,185
IPG Photonics Corp.(a)	1,662	350,582
Keysight Technologies, Inc.(a)	8,645	1,239,693
TE Connectivity Ltd.	15,376	1,985,195
Trimble Navigation Ltd.(a)	11,659	906,954
Zebra Technologies Corp., Class A(a)	2,482	1,204,217
Total		10,507,569
IT Services 5.1%
Accenture PLC, Class A	29,472	8,141,640
Akamai Technologies, Inc.(a)	7,588	773,217
Automatic Data Processing, Inc.	19,881	3,746,972
Broadridge Financial Solutions, Inc.	5,382	823,984
Cognizant Technology Solutions Corp., Class A	24,657	1,926,205
DXC Technology Co.(a)	11,833	369,900
Fidelity National Information Services, Inc.	28,864	4,058,567
Fiserv, Inc.(a)	26,756	3,185,034
FleetCor Technologies, Inc.(a)	3,872	1,040,136
Gartner, Inc.(a)	4,126	753,201
Global Payments, Inc.	13,724	2,766,484
International Business Machines Corp.	41,527	5,533,888
Common Stocks (continued)
Issuer	Shares	Value ($)
Jack Henry & Associates, Inc.	3,532	535,875
MasterCard, Inc., Class A	40,741	14,505,833
Paychex, Inc.	14,913	1,461,772
PayPal Holdings, Inc.(a)	54,421	13,215,596
VeriSign, Inc.(a)	4,624	919,066
Visa, Inc., Class A	78,811	16,686,653
Western Union Co. (The)	19,097	470,932
Total		80,914,955
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc.(a)	56,305	4,419,942
Analog Devices, Inc.	17,139	2,657,916
Applied Materials, Inc.	42,642	5,696,971
Broadcom, Inc.	18,969	8,795,167
Enphase Energy, Inc.(a)	5,991	971,501
Intel Corp.	188,796	12,082,944
KLA Corp.	7,160	2,365,664
Lam Research Corp.	6,643	3,954,179
Maxim Integrated Products, Inc.	12,452	1,137,739
Microchip Technology, Inc.	12,510	1,941,802
Micron Technology, Inc.(a)	51,979	4,585,068
Monolithic Power Systems, Inc.	1,993	703,948
NVIDIA Corp.	28,814	15,384,659
NXP Semiconductors NV	12,870	2,591,246
Qorvo, Inc.(a)	5,259	960,819
QUALCOMM, Inc.	52,786	6,998,896
Skyworks Solutions, Inc.	7,661	1,405,640
Teradyne, Inc.	7,750	943,020
Texas Instruments, Inc.	42,759	8,081,023
Xilinx, Inc.	11,420	1,414,938
Total		87,093,082
Software 8.2%
Adobe, Inc.(a)	22,270	10,586,490
ANSYS, Inc.(a)	4,028	1,367,748
Autodesk, Inc.(a)	10,216	2,831,364
Cadence Design Systems, Inc.(a)	12,964	1,775,938
Citrix Systems, Inc.	5,711	801,596
Fortinet, Inc.(a)	6,292	1,160,371
Intuit, Inc.	12,720	4,872,523
Microsoft Corp.	350,471	82,630,548

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NortonLifeLock, Inc.	27,041	574,892
Oracle Corp.	86,186	6,047,672
Paycom Software, Inc.(a)	2,280	843,737
Salesforce.com, Inc.(a)	42,642	9,034,560
ServiceNow, Inc.(a)	9,112	4,557,002
Synopsys, Inc.(a)	7,084	1,755,273
Tyler Technologies, Inc.(a)	1,887	801,088
Total		129,640,802
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc.(c)	733,296	89,572,106
Hewlett Packard Enterprise Co.	60,458	951,609
HP, Inc.	58,204	1,847,977
NetApp, Inc.	10,348	751,989
Seagate Technology PLC	9,335	716,461
Western Digital Corp.	14,222	949,319
Total		94,789,461
Total Information Technology		416,323,031
Materials 2.7%
Chemicals 1.9%
Air Products & Chemicals, Inc.	10,279	2,891,894
Albemarle Corp.	5,420	791,916
Celanese Corp., Class A	5,301	794,143
CF Industries Holdings, Inc.	9,947	451,395
Corteva, Inc.	34,579	1,612,073
Dow, Inc.	34,628	2,214,114
DuPont de Nemours, Inc.	25,017	1,933,314
Eastman Chemical Co.	6,316	695,518
Ecolab, Inc.	11,560	2,474,649
FMC Corp.	6,010	664,766
International Flavors & Fragrances, Inc.	11,554	1,613,054
Linde PLC	24,291	6,804,881
LyondellBasell Industries NV, Class A	11,958	1,244,230
Mosaic Co. (The)	16,028	506,645
PPG Industries, Inc.	11,015	1,655,114
Sherwin-Williams Co. (The)	3,745	2,763,847
Total		29,111,553
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,899	973,542
Vulcan Materials Co.	6,158	1,039,163
Total		2,012,705
Containers & Packaging 0.3%
Amcor PLC	72,581	847,746
Avery Dennison Corp.	3,853	707,603
Ball Corp.	15,237	1,291,183
International Paper Co.	18,268	987,751
Packaging Corp. of America	4,404	592,250
Sealed Air Corp.	7,202	329,996
WestRock Co.	12,246	637,404
Total		5,393,933
Metals & Mining 0.4%
Freeport-McMoRan, Inc.(a)	67,769	2,231,633
Newmont Corp.	37,185	2,241,140
Nucor Corp.	13,854	1,112,061
Total		5,584,834
Total Materials		42,103,025
Real Estate 2.4%
Equity Real Estate Investment Trusts (REITS) 2.3%
Alexandria Real Estate Equities, Inc.	5,904	970,027
American Tower Corp.	20,648	4,936,111
AvalonBay Communities, Inc.	6,479	1,195,440
Boston Properties, Inc.	6,584	666,696
Crown Castle International Corp.	20,046	3,450,518
Digital Realty Trust, Inc.	13,061	1,839,511
Duke Realty Corp.	17,364	728,073
Equinix, Inc.	4,148	2,818,939
Equity Residential	15,932	1,141,209
Essex Property Trust, Inc.	3,025	822,316
Extra Space Storage, Inc.	6,136	813,327
Federal Realty Investment Trust	3,244	329,104
Healthpeak Properties, Inc.	25,030	794,452
Host Hotels & Resorts, Inc.(a)	32,772	552,208
Iron Mountain, Inc.	13,404	496,082
Kimco Realty Corp.	20,092	376,725
Mid-America Apartment Communities, Inc.	5,314	767,129

8	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Prologis, Inc.	34,360	3,642,160
Public Storage	7,070	1,744,593
Realty Income Corp.	17,348	1,101,598
Regency Centers Corp.	7,335	415,968
SBA Communications Corp.	5,082	1,410,509
Simon Property Group, Inc.	15,263	1,736,472
UDR, Inc.	13,788	604,742
Ventas, Inc.	17,406	928,436
Vornado Realty Trust	7,290	330,893
Welltower, Inc.	19,395	1,389,264
Weyerhaeuser Co.	34,745	1,236,922
Total		37,239,424
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	15,595	1,233,720
Total Real Estate		38,473,144
Utilities 2.6%
Electric Utilities 1.7%
Alliant Energy Corp.	11,616	629,123
American Electric Power Co., Inc.	23,076	1,954,537
Duke Energy Corp.	35,718	3,447,859
Edison International	17,629	1,033,059
Entergy Corp.	9,311	926,165
Evergy, Inc.	10,549	627,982
Eversource Energy	15,938	1,380,071
Exelon Corp.	45,372	1,984,571
FirstEnergy Corp.	25,248	875,853
NextEra Energy, Inc.	91,072	6,885,954
NRG Energy, Inc.	11,368	428,915
Pinnacle West Capital Corp.	5,241	426,355
PPL Corp.	35,738	1,030,684
Southern Co. (The)	49,097	3,051,870
Xcel Energy, Inc.	24,979	1,661,353
Total		26,344,351
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.0%
Atmos Energy Corp.	5,960	589,146
Independent Power and Renewable Electricity Producers 0.0%
AES Corp. (The)	31,041	832,209
Multi-Utilities 0.8%
Ameren Corp.	11,777	958,177
CenterPoint Energy, Inc.	25,631	580,542
CMS Energy Corp.	13,428	822,062
Consolidated Edison, Inc.	15,915	1,190,442
Dominion Energy, Inc.	37,435	2,843,563
DTE Energy Co.	9,000	1,198,260
NiSource, Inc.	18,208	438,995
Public Service Enterprise Group, Inc.	23,467	1,412,948
Sempra Energy	14,058	1,863,810
WEC Energy Group, Inc.	14,653	1,371,374
Total		12,680,173
Water Utilities 0.1%
American Water Works Co., Inc.	8,428	1,263,526
Total Utilities		41,709,405
Total Common Stocks (Cost $924,666,257)		1,562,219,378

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(b),(d)	16,379,448	16,377,810
Total Money Market Funds (Cost $16,377,810)		16,377,810
Total Investments in Securities (Cost: $941,044,067)		1,578,597,188
Other Assets & Liabilities, Net		(429,259)
Net Assets		1,578,167,929

At March 31, 2021, securities and/or cash totaling $1,688,724 were pledged as collateral.
Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	97	06/2021	USD	19,241,890	193,517	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	1,032,476	37,284	(2,120)	192,704	1,260,344	13,869	5,711	5,422
Columbia Short-Term Cash Fund, 0.067%
	18,585,793	66,199,850	(68,407,833)	—	16,377,810	—	4,890	16,379,448
Total	19,618,269			192,704	17,638,154	13,869	10,601

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2021.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2021

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1QT7014_03_L01_(03/21)